Trade and Other Receivables - Additional Information (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Receivables.
Contract assets	€ 37,609,000	€ 8,880,000	€ 19,999,000	€ 843,000
Contract fulfilment costs	€ 8,500,000	€ 0	€ 0